Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

17.  Leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2023	1,462	1,187
Additions	3,641	3,641
Disposals	(175)	(175)
Loss on modification	(461)	(428)
Depreciation	(1,450)	—
Interest expense	—	56
Payments	—	(1,948)
Effect of foreign exchange rates	(97)	108
Balance at December 31, 2023	2,920	2,441

Lease liabilities - current		1,458
Lease liabilities - non-current		983

	Right-of-use assets	Lease liabilities
Balance at January 1, 2024	2,920	2,441
Additions	459	446
Loss on modification	80	86
Depreciation	(1,621)	—
Interest expense	—	76
Payments	—	(1,667)
Effect of foreign exchange rates	8	(82)
Balance at December 31, 2024	1,846	1,300

Lease liabilities - current		1,282
Lease liabilities - non-current		18

The amounts reflected in the item General and administrative expenses of the consolidated statement of profit or loss and other comprehensive income other than depreciation in relation to leases are presented in the table below:

	2024	2023	2022
Expense relating to short-term and low-value leases	225	246	292
Interest expense on lease liabilities	76	56	115
	301	302	407

On June 1, 2019 Nexters Global Ltd entered into a new lease agreement for the office spaces with a new owner in Larnaca, Cyprus. On June 1, 2021, the lease was renewed for another two years with an option of renewal after that date subject to the adjustment of the lease payments to the market conditions. As the market conditions at the lease expiration date cannot be reliably estimated as at the reporting date management decided not to account for the lease renewal option while determining the amount of right-of-use assets and lease liabilities.

On March 24, 2020 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease runs for 5 years, with an option of obtaining a discount while paying the annual lease in advance. As the Group made such payments and received the discount for the first year, and plans to do so in the future management decided to account for this option while determining the amount of right-of-use assets and lease liabilities.

On October 4, 2021 GDEV Inc. entered into a new lease agreement over the office spaces in Limassol, Cyprus. The lease original term was 3 years with an early termination option. Management decided not to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact that its exercise was not reasonably certain. The agreement was terminated in September of 2023.

On December 1, 2021 and October 4, 2022 Nexters Global Ltd entered into new lease agreements for vehicles. As the terms of the contracts were the same and were entered into at the same time with the same counterparty, the contracts were accounted for as a single contract. The lease original period was 5 years with an early termination option upon completion of 3 years. Management decided to account for this option while determining the amount of right-of-use assets and lease liabilities due to the fact its exercise is reasonably certain.

On August 9, 2022 Nexters Studio Armenia LLC entered into a new lease agreement over the co-working spaces in Yerevan, Armenia, the lease runs for 2 years. It was terminated at November 6, 2023. On December 1, 2023 Nexters Studio Armenia LLC entered into a sub-lease agreement for the same premises, but with a new lessor. In December 2024 it was renewed for one more year.

On March 1, 2023 Nexters Studio Armenia LLC entered into a new sub-lease agreement over the office spaces in Yerevan, Armenia, the lease runs for 1 year. Additionally, one more sub-lease agreement over the office spaces for 1 year was concluded on the May 5, 2023. In June, 2024 the agreement was renewed for 2 more years.

On June 22, 2023 Nexters Studio Armenia LLC entered into a new lease agreement over the warehouse spaces in Yerevan, Armenia, the lease runs for 1 year, which was modified and extended for 1 more year.

On July 7, 2023 Nexters Global Ltd entered into a new lease agreement over the office spaces in Limassol, Cyprus with a new owner. The lease runs for 3 years. In accordance with the lease agreement the annual lease shall be prepaid in advance.

The Group measures the lease liability at the present value of the remaining lease payments as if the acquired lease were a new lease at the acquisition date. The Group initially measures the right-of-use asset at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

Other than the office and car leases discussed above the Company has no other material leases.

Total cash outflow for leases recognized in the consolidated statement of cash flow is presented below:

	2024	2023	2022
Cash outflow for leases	1,591	1,892	2,013
Cash outflow for short-term and low-value leases	225	246	115
Total cash outflow for leases	1,816	2,138	2,128

All lease obligations of Cypriot companies are denominated in €. The rate of 3% per annum was used as the incremental borrowing rate.